Loans and Allowance for Loan Losses - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Financing Receivable, Recorded Investment [Line Items]
Variable rate loans	$ 1,252,794	$ 1,178,865
Fixed rate loans	505,747	517,560
Prevailing interest rate loans	7,759	9,692	$ 6,576
Nonaccrual loans interest lost	$ 117	202
Troubled debt restructuring number of loans | loan	1,000
Troubled debt restructurings subsequently default within twelve months	$ 103
Loans in secondary market	135,835	161,114	153,882
Gain on sale of loans in secondary market	4,258	4,355	4,048
Loans sold with recourse	105,308	124,480
Cash dividends declared, $.49, $.56, and $.65 per share for the period ended 2015, 2016, and 2017, respectively	(6,729)	(5,756)	$ (4,935)
Nonperforming [Member]
Financing Receivable, Recorded Investment [Line Items]
Potential problem loans	$ 16,200	$ 16,200
Residential 1-4 Family [Member]
Financing Receivable, Recorded Investment [Line Items]
Amortization term, lower range	15 years
Amortization term, upper range	30 years
Maturity period, lower range	5 years
Maturity period, upper range	15 years